CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment related to VIE	$ 466	$ 494
Long-term debt related to VIE	335	345
Shareholders' equity:
Preferred stock, shares authorized	50,000,000	50,000,000
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares outstanding	242,368,836	239,934,681
San Diego Gas and Electric Company and Subsidiary [Member]
Property, plant and equipment related to VIE	466	494
Long-term debt related to VIE	$ 335	$ 345
Shareholders' equity:
Common stock, shares authorized	255,000,000	255,000,000
Common stock, shares outstanding	117,000,000	117,000,000
Southern California Gas Company [Member]
Shareholders' equity:
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	91,000,000	91,000,000